Offsets	Dec. 05, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-4
File Number	333-290954
Initial Filing Date	Oct. 20, 2025
Fee Offset Claimed	$ 17,067.41
Explanation for Claimed Amount	There were 104,735,039 shares previously registered on the initial filing of this registration statement on Form F-4, filed on October 20, 2025 (File No. 333-290954), for which a registration fee of $17,067.41 was previously paid.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Oncolytics Biotech Inc.
Form or Filing Type	F-4
File Number	333-290954
Filing Date	Oct. 20, 2025
Fee Paid with Fee Offset Source	$ 17,067.41